TIMOTHY PLAN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 4.6%
	CLO — 1.5%
1,665,000	Kubota Credit Owner Trust 2025-2 Series 2A A3(a)	4.4200	09/17/29	$1,683,708

	OTHER ABS — 3.1%
1,115,000	CNH Equipment Trust 2025-A Series A A3	4.3600	08/15/30	1,127,850
2,320,000	John Deere Owner Trust 2025 Series A A3	4.2300	09/17/29	2,339,249
				3,467,099
	TOTAL ASSET BACKED SECURITIES (Cost $5,099,771)			5,150,807

	CORPORATE BONDS — 29.6%
	CHEMICALS — 2.1%
1,570,000	Nutrien Ltd.	4.0000	12/15/26	1,570,017
805,000	Nutrien Ltd.	2.9500	05/13/30	762,068
				2,332,085
	COMMERCIAL SUPPORT SERVICES — 0.8%
450,000	Republic Services, Inc.	5.0000	04/01/34	463,029
450,000	Waste Management, Inc.	4.6250	02/15/33	457,946
				920,975
	ELECTRIC UTILITIES — 3.3%
2,205,000	American Electric Power Company, Inc.	3.2000	11/13/27	2,176,721
1,000,000	Electricite de France S.A.(a)	5.7000	05/23/28	1,033,894
405,000	National Rural Utilities Cooperative Finance Corporation	5.0500	09/15/28	415,830
				3,626,445
	GAS & WATER UTILITIES — 1.9%
2,185,000	NiSource, Inc.	3.4900	05/15/27	2,172,511

	INSTITUTIONAL FINANCIAL SERVICES — 0.9%
1,000,000	Cboe Global Markets, Inc.	3.6500	01/12/27	998,435

	MACHINERY — 1.6%
900,000	Caterpillar Financial Services Corporation	4.3500	05/15/26	901,749
900,000	John Deere Capital Corporation	3.9000	06/07/32	884,868
				1,786,617

TIMOTHY PLAN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 29.6% (Continued)
	METALS & MINING — 3.4%
925,000	BHP Billiton Finance USA Ltd.	5.1250	02/21/32	$961,469
1,430,000	BHP Billiton Finance USA Ltd.	5.2500	09/08/33	1,489,978
930,000	Rio Tinto Finance USA plc	5.0000	03/14/32	962,040
450,000	Rio Tinto Finance USA plc	5.0000	03/09/33	463,674
				3,877,161
	OIL & GAS PRODUCERS — 6.2%
1,815,000	Columbia Pipelines Holding Company, LLC(a)	6.0420	08/15/28	1,888,977
1,595,000	Columbia Pipelines Operating Company, LLC(a)	5.6950	10/01/54	1,515,770
1,150,000	Energy Transfer, L.P.	5.6000	09/01/34	1,186,256
1,980,000	Energy Transfer, L.P.	6.2500	04/15/49	1,968,562
450,000	Enterprise Products Operating, LLC	5.3500	01/31/33	471,499
				7,031,064
	REAL ESTATE INVESTMENT TRUSTS — 4.3%
930,000	American Tower Corporation	5.3500	03/15/35	955,614
1,520,000	Digital Realty Trust, L.P.	3.7000	08/15/27	1,512,918
260,000	Extra Space Storage, L.P.	3.9000	04/01/29	257,426
2,200,000	Healthpeak Properties, Inc.	3.5000	07/15/29	2,140,894
				4,866,852
	RETAIL - CONSUMER STAPLES — 1.4%
1,575,000	Dollar General Corporation	4.1250	05/01/28	1,579,462

	RETAIL - DISCRETIONARY — 1.7%
1,795,000	Tractor Supply Company	5.2500	05/15/33	1,859,444

	TRANSPORTATION & LOGISTICS — 2.0%
2,190,000	CSX Corporation	3.2500	06/01/27	2,173,411

	TOTAL CORPORATE BONDS (Cost $32,981,795)			33,224,462

	NON U.S. GOVERNMENT & AGENCIES — 4.6%
	LOCAL AUTHORITY — 2.0%
2,235,000	Province of Ontario Canada	2.5000	04/27/26	2,225,157

TIMOTHY PLAN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 4.6% (Continued)
	SOVEREIGN — 2.6%
1,800,000	Israel Government International Bond	5.5000	03/12/34	$1,866,379
1,000,000	Mexico Government International Bond	6.8750	05/13/37	1,069,500
				2,935,879
	TOTAL NON U.S. GOVERNMENT & AGENCIES (Cost $5,009,988)			5,161,036

	U.S. GOVERNMENT & AGENCIES — 58.7%
	AGENCY FIXED RATE — 39.1%
921,075	Fannie Mae Pool FM5537	2.0000	01/01/36	856,104
675,704	Fannie Mae Pool MA4316	2.5000	04/01/36	640,355
555,510	Fannie Mae Pool MA4366	2.5000	06/01/41	499,965
318,561	Fannie Mae Pool MA4475	2.5000	10/01/41	287,524
923,606	Fannie Mae Pool MA4617	3.0000	04/01/42	865,254
759,281	Fannie Mae Pool FM4053	2.5000	08/01/50	656,168
1,064,996	Fannie Mae Pool CA8897	3.0000	02/01/51	962,202
646,991	Fannie Mae Pool MA4258	3.5000	02/01/51	605,490
369,098	Fannie Mae Pool FM6550	2.0000	03/01/51	305,149
634,482	Fannie Mae Pool CB0855	3.0000	06/01/51	566,613
1,265,508	Fannie Mae Pool FS3744	2.0000	07/01/51	1,035,777
385,353	Fannie Mae Pool FS1807	3.5000	07/01/51	360,877
1,282,346	Fannie Mae Pool CB1384	2.5000	08/01/51	1,107,431
685,090	Fannie Mae Pool FS9085	3.0000	12/01/51	609,908
1,148,726	Fannie Mae Pool FS6141	2.0000	01/01/52	943,922
279,706	Fannie Mae Pool BU1322	2.5000	02/01/52	241,616
788,261	Fannie Mae Pool CB3486	3.5000	05/01/52	732,559
420,675	Fannie Mae Pool FS1704	4.0000	05/01/52	403,917
689,093	Fannie Mae Pool BV9960	4.0000	06/01/52	661,705
1,728,636	Fannie Mae Pool BV8017	4.5000	08/01/52	1,697,811
1,042,517	Fannie Mae Pool MA4733	4.5000	09/01/52	1,023,711
758,898	Fannie Mae Pool FS3159	4.5000	10/01/52	749,021
1,100,079	Fannie Mae Pool FS4075	5.0000	04/01/53	1,109,902

TIMOTHY PLAN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 58.7% (Continued)
	AGENCY FIXED RATE — 39.1% (Continued)
1,058,359	Fannie Mae Pool FS5044	4.5000	06/01/53	$1,048,632
248,891	Fannie Mae Pool FS4621	5.0000	06/01/53	252,154
1,495,829	Fannie Mae Pool MA5039	5.5000	06/01/53	1,523,577
812,227	Fannie Mae Pool FS8291	5.5000	07/01/53	833,885
1,002,999	Fannie Mae Pool FS6787	6.0000	01/01/54	1,045,738
998,576	Fannie Mae Pool CB7980	5.5000	02/01/54	1,022,813
218,996	Fannie Mae Pool FS8138	6.5000	06/01/54	230,644
1,041,626	Fannie Mae Pool FS9456	5.5000	11/01/54	1,059,709
42,174	Ginnie Mae I Pool 723248	5.0000	10/15/39	43,438
188,793	Ginnie Mae I Pool 783060	4.0000	08/15/40	181,998
101,211	Ginnie Mae I Pool 783403	3.5000	09/15/41	94,760
79,000	Ginnie Mae II Pool 4520	5.0000	08/20/39	81,386
107,459	Ginnie Mae II Pool 4947	5.0000	02/20/41	109,798
196,481	Ginnie Mae II Pool MA3376	3.5000	01/20/46	183,398
125,210	Ginnie Mae II Pool MA3596	3.0000	04/20/46	114,270
332,308	Ginnie Mae II Pool MA3663	3.5000	05/20/46	310,179
120,315	Ginnie Mae II Pool MA3736	3.5000	06/20/46	112,277
208,635	Ginnie Mae II Pool MA4004	3.5000	10/20/46	194,525
139,281	Ginnie Mae II Pool MA4509	3.0000	06/20/47	127,200
166,724	Ginnie Mae II Pool MA4652	3.5000	08/20/47	155,718
204,603	Ginnie Mae II Pool MA4719	3.5000	09/20/47	189,633
209,376	Ginnie Mae II Pool MA4778	3.5000	10/20/47	194,714
165,497	Ginnie Mae II Pool MA4901	4.0000	12/20/47	159,462
142,224	Ginnie Mae II Pool MA4963	4.0000	01/20/48	136,785
133,708	Ginnie Mae II Pool MA6092	4.5000	08/20/49	131,864
143,093	Ginnie Mae II Pool MA6156	4.5000	09/20/49	141,559
545,968	Ginnie Mae II Pool BN2662	3.0000	10/20/49	492,843
131,950	Ginnie Mae II Pool MA6221	4.5000	10/20/49	131,651
134,055	Ginnie Mae II Pool MA6477	4.5000	02/20/50	132,965
207,544	Ginnie Mae II Pool MA6478	5.0000	02/20/50	211,695
210,551	Ginnie Mae II Pool MA6544	4.5000	03/20/50	208,590
147,352	Ginnie Mae II Pool MA6545	5.0000	03/20/50	150,601
896,437	Ginnie Mae II Pool MA6598	2.5000	04/20/50	777,090
218,306	Ginnie Mae II Pool MA6600	3.5000	04/20/50	201,651

TIMOTHY PLAN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 58.7% (Continued)
	AGENCY FIXED RATE — 39.1% (Continued)
183,659	Ginnie Mae II Pool MA6601	4.0000	04/20/50	$175,409
161,364	Ginnie Mae II Pool MA6603	5.0000	04/20/50	164,261
803,857	Ginnie Mae II Pool MA7255	2.5000	03/20/51	695,825
592,775	Ginnie Mae II Pool MA7418	2.5000	06/20/51	513,104
978,471	Ginnie Mae II Pool MA7419	3.0000	06/20/51	882,780
893,230	Ginnie Mae II Pool MA7472	2.5000	07/20/51	773,175
1,017,941	Ginnie Mae II Pool CE1974	3.0000	08/20/51	928,981
978,287	Ginnie Mae II Pool CE1990	2.5000	09/20/51	846,198
1,052,620	Ginnie Mae II Pool MA7705	2.5000	11/20/51	911,135
1,111,060	Ginnie Mae II Pool MA7768	3.0000	12/20/51	1,002,402
839,862	Ginnie Mae II Pool MA7829	3.5000	01/20/52	774,361
806,789	Ginnie Mae II Pool MA7939	4.0000	03/20/52	769,502
930,671	Ginnie Mae II Pool MA7987	2.5000	04/20/52	805,575
877,390	Ginnie Mae II Pool MA8268	4.5000	09/20/52	862,834
891,609	Ginnie Mae II Pool MA8800	5.0000	04/20/53	894,135
1,072,068	Ginnie Mae II Pool MA8874	3.0000	05/20/53	978,245
1,063,103	Ginnie Mae II Pool MA8943	3.0000	06/20/53	959,328
783,321	Ginnie Mae II Pool MA9017	5.5000	07/20/53	796,800
862,710	Ginnie Mae II Pool MB0091	5.0000	12/20/54	862,786
215,143	Ginnie Mae II Pool MB0366	5.5000	05/20/55	217,537
				43,724,556
	U.S. TREASURY BILLS — 19.6%
690,000	United States Treasury Note	4.8750	04/30/26	692,859
1,170,000	United States Treasury Note	4.6250	04/30/29	1,208,596
520,000	United States Treasury Note	4.6250	04/30/31	541,938
8,730,000	United States Treasury Note	4.2500	08/15/35	8,813,208
3,430,000	United States Treasury Note	4.5000	02/15/44	3,331,588
7,655,000	United States Treasury Note	4.6250	05/15/54	7,406,512
				21,994,701
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $68,482,947)			65,719,257

TIMOTHY PLAN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENT — 1.9%
	MONEY MARKET FUND - 1.9%
2,164,772	Fidelity Investments Money Market Government Portfolio, Class I, 3.64%(b) (Cost $2,164,772)	$2,164,772

	TOTAL INVESTMENTS - 99.4% (Cost $113,739,273)	$111,420,334
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%	681,234
	NET ASSETS - 100.0%	$112,101,568

LLC	- Limited Liability Company

L.P.	- Limited Partnership

Ltd.	- Limited Company

plc	- Public Limited Company

S.A.	- Société Anonyme

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2025, the total market value of Rule 144A securities is $6,122,349 or 5.5% of net assets.

(b)	Rate disclosed is the seven day effective yield as of December 31, 2025.